Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1341	56.16%
Delinquency, No Missing Data	1045	43.76%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	2	0.08%
Total	2388	100.00%

Lookback Period	Loan Count	% of Loans
Thirty-Six (36) Months	2338	100.00%
Total	2338	100.00%